DESCRIPTION OF BUSINESS (Details Narrative) - shares	Jul. 03, 2019	Nov. 02, 2017	Jun. 30, 2022	Dec. 14, 2021
Sale of stock shares issued in transaction		2,000,000
Huahui Group Stock Limited [Member]
Number of ordinary shares of common stock exchanged	300,000,000
Ownership interest percentage	100.00%		100.00%
Huahui Group Stock Limited [Member] | Shareholders [Member]
Ownership interest percentage	99.10%
Huahui Group Stock Limited [Member] | Former Shareholders [Member]
Ownership interest percentage	0.90%
Shangdong Yult Big Data Technology Co Limited [Member]
Ownership interest percentage			80.00%
Shangdong Yult Big Data Technology Co Limited [Member] | Former Shareholders [Member]
Ownership interest percentage				80.00%